Variable Interest Entities - Related Party Debt (Details) - Variable Interest Entity, primary beneficiary $ in Millions	Dec. 31, 2019 USD ($)
Variable Interest Entity [Line Items]
Debt principal outstanding	$ 314
Debt discount	(75)
Trading liability positions held against long-term loan	0
Long-term loan due to related parties	$ 239